Income taxes (Details 3) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of uncertain tax positions in relation to unrecognized tax benefits
Unrecognized tax benefits, at January 1	60	61	77
Increase in unrecognized:
Tax benefits related to the current year	3	5	14
Gross uncertain tax benefits related to prior years	1	2	11
Dispositions [Abstract]
Dispositions of gross uncertain tax benefits related to prior years	(45)	(5)	(15)
Dispositions related to settlements with tax authorities		(3)	(26)
Unrecognized tax benefits as at December 31	19	60	61